Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of accounting

The financial statements have been prepared on an accrual basis in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and changes therein, and related disclosure of contingent assets and liabilities. The estimates, judgments and assumptions are continually evaluated based on available information and experiences; however, actual results could differ from those estimates.

Investment valuation and income recognition

Investments are stated at fair value. Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurement, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability in the most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC Topic 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and to minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

•      Level 1: Quoted prices in active markets for identical assets or liabilities.

•      Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•      Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Plan holds no assets valued using Level 2 and Level 3 inputs.

Units held in the Common/Collective Trust (“CCT”) are valued using the net asset value (“NAV”) practical expedient (“NAV practical expedient”) of the CCT as reported by the CCT managers. The NAV practical expedient is based on the fair value of the underlying assets owned by the CCT, minus its liabilities, and then divided by the number of units outstanding. The NAV practical expedient of a CCT is calculated based on a compilation of primarily observable market information. CCT’s are redeemable daily and have no restrictions, other than the Stable Value Fund (“SVF”) which imposes a 90-day “equity wash” provision on exchanges to competing funds.

All other assets held by the Plan are measured using Level 1 inputs. Common stock is valued at the closing price on the active market on which the individual securities are traded. Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

In the Statement of Changes in Net Assets Available for Benefits, the Plan presents the net appreciation or depreciation in the fair value of its investments which consists of the realized gains or losses and unrealized appreciation or depreciation on those investments. Purchases and sales of securities are recorded on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

Contributions

Contributions from Plan participants and the matching contributions from the Company are recorded in the year in which the employee contributions are withheld from compensation.

F-8

Distributions to participants or beneficiaries

Distributions to participants or beneficiaries are recorded when paid.

Notes Receivable from Participants

Notes Receivable are measured as unpaid principal balance plus any accrued but unpaid interest. Such notes are considered delinquent if any scheduled repayment remains unpaid for a predetermined amount of time based upon the terms of the Plan document. Delinquent notes receivable from participants meeting such terms are reclassified as Deemed Distributions. No allowance for credit losses has been recorded as of December 31, 2025 or 2024.

Risks and uncertainties

The Plan provides for various investment options in any combination of common/collective trusts, mutual funds, Company common stock, or other investment securities which the Administrator may from time to time make available. Investment securities are exposed to various risks, such as interest rate, market fluctuations, and credit risks among others. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in risks in the near term could materially affect participants’ account balances and the amounts reported in the Statement of Net Assets Available for Benefits.

The Plan’s exposure to a concentration of credit risk is limited by the diversification of investments across participant directed fund elections. Additionally, the investments within each investment fund option are further diversified into varied financial instruments, with the exception of the Granite Common Stock Fund, which primarily invests in the securities of a single issuer.